Statement of Cash Flows (Details 1) (USD $)	3 Months Ended
	Nov. 30, 2013	Nov. 30, 2012
Statement Of Cash Flows Details 1
Issued 1,500,000 warrants Additional Compensation	$ 15,656
Issued 1,000,000 S-8 shares of common stock in payment for a investor relations consulting contract	11,500
Conversion expense nonrelated party notes	25,000
Loss on related party conversion of note payable	15,620
Director and officer insurance premium note payable		10,404
issued a total of 3,000,000 warrants to a non-related party as additional compensation	57,703
Total noncash transactions from investing and financing activities	$ 125,479	$ 10,404